The AAL Mutual Funds

Semi-Annual Report

October 31, 2000

  The AAL Mid Cap Index Fund
  The AAL Large Company Index Fund
  The AAL Bond Index Fund

[AAL Mutual Funds Logo]

TABLE OF CONTENTS

President's Letter.............................................................2
The Markets and Economy in Review..............................................3
Portfolio Perspectives

Schedule of Investments

Financial Highlights

DEAR AAL MUTUAL FUND INSTITUTIONAL INVESTOR:

We are pleased to provide the Semi-Annual Report for the passively managed AAL Mutual Fund “Class I” shares for the six months ended October 31, 2000. We have included a commentary from each of the portfolio managers reviewing past market events and performance.

The AAL Mutual Fund family offers a broad spectrum of both passively managed and actively managed long-term investment options: growth, income and international holdings. Whether your organization wants to create a new investment program or further diversify current investment assets, The AAL Mutual Fund “Class I” shares provide access to the investment choices to help meet your organization’s needs.

In addition to the passively managed “Class I” share Index Funds, The AAL Mutual Fund family also offers the following investment options to Lutheran organization:

Equity and Balanced Funds

  The AAL Technology Stock Fund
  The AAL Aggressive Growth Fund
  The AAL Small Cap Stock Fund
  The AAL Mid Cap Stock Fund
  The AAL International Fund
  The AAL Capital Growth Fund
  The AAL Equity Income Fund
  The AAL Balanced Fund

Fixed-Income Funds

  The AAL High Yield Bond Fund
  The AAL Municipal Bond Fund
  The AAL Bond Fund
  The AAL Money Market Fund
Please contact your local AAL representative or Lori Richardson, Vice President, Institutional Sales, at (800) 227-8602, ext. 3131 with any questions about your organization's investments or this report. You may also contact The AAL Mutual Fund Service Center Specialists at (800) 227-8602. The AAL Mutual Fund Service Center Specialists are available from 7 a.m. to 8 p.m. Monday through Thursday, and 7 a.m. to 6 p.m. Friday.

Thank you for your continued confidence in The AAL Mutual Funds.

Sincerely,

/s/Robert G. Same

Robert G. Same
President

THE ECONOMY AND MARKETS IN REVIEW

The economy and the financial markets have been on a roller coaster ride in year 2000. U.S. Gross Domestic Product (GDP) grew at a 2.7% annualized rate in the third quarter of 2000, a significant slowdown from previous quarters. The economy had been growing at a 5.5% annualized rate in the first half of the year. This slowdown in the economy has been orchestrated by the Federal Reserve Board (Fed) as they have been operating under a restrictive monetary policy over the past year and a half.

With the current economic slowdown in place, the Fed has held the federal funds target interest rate steady at 6.50% since May of this year. However, they have maintained their inflationary bias, as the labor markets remain tight. The current unemployment rate is at an extremely low 3.9% level.

Like the economy, the equity markets have experienced tremendous volatility in 2000. After years of outstanding performance, large-cap stocks have struggled in 2000. The S&P 500 Index, a good proxy for the large cap market, had a return of (1.03)% for the last six months. This should be of no surprise given the 28.56% annual returns experienced in the S&P 500 over the past five calendar years. Within the large cap universe, however, the value-oriented stocks performed better than growth stocks.

Since the beginning of 2000, mid-cap and small-cap stocks have outperformed large-cap stocks. The good performance of the mid-cap market can be seen through the S&P 400 Mid Cap Index which was up 8.60% in the six month period.

Technology stocks were challenged during the past six months due to a slowing economy and risk aversion by investors. Concerns about a worldwide economic slowdown and expectations of lower spending by business on technology infrastructure sent technology investors to the sidelines. Technology returns have been in negative territory since August.

International markets have had a difficult year in 2000. The EAFE Index was down by 9.01% during the past six months. Major factors have been slowing growth in various countries and a weak currency in the European countries.

This has been a positive environment for quality bonds. Interest rates have generally declined over the last six months, which have lead to positive returns for bonds. The Lehman Brothers Aggregate Bond Index posted returns of 5.80%. Investment grade bonds in both the taxable and tax-exempt markets have done well while the high-yield bond market has struggled.

The past several years have been great periods of economic growth and strong equity markets. The future challenges of slower growth and volatile markets will dictate the need for skilled professional investment managers. It will also be a time for everyone to carefully review their allocation of assets to be assured that it is meeting their risk tolerance and their long-term financial goals.

/s/James H. Abitz

James H. Abitz
Chief Investment Oficer

THE AAL MID CAP INDEX FUND

I Share Assets . . . $12,290,598        I Share NAV . . . $11.78        Number of Securities in Portfolio . . . 400

How would you assess the performance of the Fund for the past six months?

The Fund has performed adequately during the past six months. The Fund is up 8% (after expenses), trailing the S&P MidCap 400 Index* return of 8.5%. After adjusting for the expenses, that leaves a relatively modest tracking error in the “apples-to-apples” performance comparison. Two factors increased the tracking error during the period. First, the MidCap Index had over 8% in turnover during the period. This means that the transaction costs of selling and buying those shares impacted the Fund negatively relative to the Index. Second, the Fund experienced a modest withdrawal during the period which forced more selling and more transactions costs.

What factors influence the return of the Fund relative to the return of the Index?

Four key factors influence the return of the Fund as compared to that of the Index. Trading costs and cash flows are always a negative for the Fund. Cash levels and portfolio mismatch can be either a positive or a negative for the Fund as compared to the Index. These same factors apply to any index fund.

The Index enjoys the advantage of being simply a mathematical construction. At any time, the value of the Index is simply a weighted sum of the value of the stocks that make it up; one can arrive at that value while incurring no actual costs. The Fund, however, must own the securities that make up the Index, which is not without cost. To acquire those securities, the fund pays a commission, is impacted by the bid-ask spread, and incurs other fees, all of which come out of the value of the fund and cause it to have a return of less than the Index. When changes to the Index occur, these factors all apply twice. The Index simply replaces one security with the other and recalculates a value. The Fund must sell a security, incurring cost, and buy another incurring cost. Each time a transaction occurs, the Fund falls a little further behind its benchmark index.

Cash flows into or out of the Fund also have an impact. Cash coming into the Fund creates the need for a transaction. The greater the cash flow, either in or out, the greater the transaction costs. The extreme example of this was the startup of the Fund. One hundred percent of the Fund had to move from cash to securities. As the Fund becomes larger, cash flow has less of an impact because it represents a smaller portion of the Fund.

To facilitate cash flows in the Fund and optimize trading costs, the Fund carries a small cash position. This means that typically 99% of the Fund is invested in the securities that make up the Index, 1% of the Fund is in cash. This fact can work either for or against the Fund relative to the Index. If the Index goes down, the Fund benefits; if the Index goes up the Fund gets hurt. For example, if the Fund is 99% invested and the Index increases by 10%, the Fund increases only 9.9%. We strive very hard to balance this impact against the reduced trading costs of making fewer, larger trades.

The last, and least important, factor is portfolio mismatch. This refers to the inevitable small differences between the Fund and the Index. For example, if XYZ Co. makes up 1.375% of the index, it may be 1.378% of the Fund. While this seems meaningless, multiplied by 400 times and coupled with recent market volatility, it can add up. The systems we have in place to assist in managing the Fund minimize this factor, even at the current size of the Fund.

/s/Michael R. Hochholzer

Michael R. Hochholzer
Portfolio Manager

* An unmanaged index comprised of 400 stocks designed to represent performance of the mid cap segment of the U.S. equity markets. “S&P MidCap 400Index” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by AAL. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s make no representation regarding the advisability of investing in the product. It is not possible to invest directly in the Index. Index funds are subject to the same market risks associated with the stocks in their respective index.

**Since the Fund has been in existence for less than one year, mountain chart performance has not been shown.**

Average Annual Total Returns/1/
October 31, 2000

                                                                      From
                                                                    Inception
--------------------------------------------------------------------------------
The AAL Mid Cap Index Fund                                           17.80%/2/

SEC Quarterly Standardized Returns as of September 29, 2000
The AAL Mid Cap Index Fund                                           22.20%/2/

/1/ Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

/2/ Cumulative performance since inception of Fund (December 31, 1999.)

THE AAL LARGE COMPANY INDEX FUND

I Share Assets . . . $28,204,547        I Share NAV . . . $9.85        Number of Securities in Portfolio . . . 500

How would you assess the Fund's performance since inception?

The Fund has performed quite well relative to its benchmark, the S&P 500 Index*. Returns are slightly in excess of the Index. Advantageous timing of purchases on the first day of trading in this Fund contributed significantly to its performance. The Fund net asset value has been flat on a year-to-date basis, as large cap stocks have been laboring this year. It appears that the bull market run over the past 5 years is taking a pause.

One of the advantages of managing an index fund is that no investment strategy needs to be implemented. This is an advantage in that, despite the best efforts of sophisticated money managers, they often invoke a strategy that is out of sync with the direction that the stock market ultimately takes, damaging their performance. Our charter is simply to hold all 500 stocks in the S&P 500 Index and to maintain their relative weights exactly in line with that of the Index at all times and the Fund’s performance will tend to follow.

What sector contributed the most to the Fund's performance?

Over the past quarter, surprisingly, the utilities sector was the top performer. This sector benefited from the changing regulatory environment and the move into unregulated businesses by many companies. The generally tight market for power has caused utility stock prices to rise. The falling interest rate environment has also contributed to the utility sector’s performance. Because utility stocks are higher yielding, they tend to be sensitive to interest rates. When interest rates fall, the stock price usually rises.

The other strong performing sector in the third quarter was the financial group. This group also benefited from declining interest rates. Various industries within the group have improving fundamentals, including the insurance industry. Insurance groups are experiencing higher rates for coverage, especially in the property/casualty area.

On a year-to-date basis, utilities are the top group, with health care, energy and financials contributing strongly. Health Care performance was driven by a mix of different companies, including drug, medical device, hospital management and health maintenance organization firms. Meanwhile, the energy sector benefited from strong prices for crude oil and natural gas.

What has the investment environment been like for the last six months?

The environment has not been conducive to strong stock gains. The environment at the beginning of the year 2000 was somewhat speculative as the boom in Internet stocks and other technology stocks reached its zenith. Some amount of air was due to be let out of this speculative bubble and this process started with a vengeance in the second quarter and continued into the third as evidenced by the collapse of the technology-heavy NASDAQ (over-the-counter) market.

The tight posture of the Federal Reserve Board has helped to keep a lid on the broad market, as the robust economy of 1999 and of the first half of 2000 brought unemployment down to record low levels. This posture has led the Federal Reserve Board to raise short-term interest rates numerous times over the past year and to slow down the growth of the money supply, a critical measure of the potential flow of money into the capital markets. With the price of oil rising dramatically over the past year, the Federal Reserve Board has maintained a cautious outlook for inflation and will likely maintain its tight posture.

High oil prices and the falling value of the Euro currency have caused some concern about corporate profits. This concern tends to dampen the outlook for all stocks. The high price of oil has put pressure on the economy due to its effect on transportation costs and raw material prices, while the falling value of the Euro currency against the dollar has raised concerns for the competitive position of U.S. manufacturers that sell into the Eurozone markets.

/s/David J. Schnarsky

David J. Schnarsky
Portfolio Manager

* An unmanaged index comprised of 500 stocks representative of the stock market as a whole. “S&P 500Index®” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by AAL. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s make no representation regarding the advisability of investing in the product. It is not possible to invest directly in the Index. Index funds are subject to the same market risks associated with the stocks in their respective index.

**Since the Fund has been in existence for less than one year, mountain chart performance has not been shown.**

Average Annual Total Returns/1/
October 31, 2000

                                                                    From
                                                                  Inception
The AAL Large Company Index Fund                                   (1.50)%/2/

SEC Quarterly Standardized Returns as of September 29, 2000
The AAL Large Company Index Fund                                   (1.00)%/2/

/1/ Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

/2/ Cumulative performance since inception of Fund (December 31, 1999.)

THE AAL BOND INDEX FUND

I Share Assets . . . $13,802,685        I Share NAV . . . $10.19        Number of Securities in Portfolio . . . 95

How has the Fund performed over the last six months?

The AAL Bond Index Fund has closely tracked its target index, the Lehman Aggregate Bond Index*. The Fund returned 5.99% after expenses over the last six months and 7.77% after expenses since its inception date of December 31, 1999.

Most fixed income securities, except for high yield junk bonds, produced modest price increases over the last six months. The price increases combined with the interest income earned resulted in solid total returns. The top performing sectors for the last six months were commercial mortgage backed securities, mortgage backed securities, and U.S. Government Agency securities; while investment grade corporate bond performance lagged. The yield curve disinverted as the market began to anticipate an end to the Federal Reserve Board’s rate hikes. Intermediate-term Treasury yields ended the six months significantly lower. By October 31, the yield on the 10-year Treasury Note fell 46 basis points, from 6.22% to 5.76%. Longer-term Treasury yields also ended the six months lower. The 30-year Treasury bond’s yield fell 17 basis points to 5.79%.

How has the rising interest rate environment impacted the Lehman Brothers Aggregate Bond Index?

The Federal Reserve Board has raised the federal funds rate 1.0 percentage point since the beginning of the year. By mid year, slower economic activity suggested that the Federal Reserve Board had accomplished its objective of slowing the growth rate of the economy. As a result, intermediate-term Treasury yields and long-term Treasury yields declined. This benefited the return on the Lehman Brothers Aggregate Bond Index, as bond prices appreciate when yields fall. Furthermore, the Index also benefited from the greater declines in intermediate-term Treasury yields over the last six months. Intermediate-term securities represent 82% of the Lehman Brothers Aggregate Bond Index. Price appreciation contributed 2.2 percentage points of the Lehman Brothers Aggregate Bond Index return of 5.8% for the last six months.

Does the Index favor one sector or type of bond over another?

The Lehman Aggregate Bond Index represents the fixed rate, U.S. domestic, taxable investment grade bond market. The Index components are Government Agency and Treasury securities (38%), mortgage backed securities (35%), corporate bonds (24%), commercial mortgage backed securities (1.5%) and asset backed securities (1.5%).

Over the next five years, Lehman Brothers projects the Index will grow 3%. Treasury securities weighting in the Index is expected to fall 12% over the next five years as the U.S. Government uses federal budget surpluses to buy back long-term Treasury bonds. The remaining components of the Index are expected to grow between 6%-9% over the next five years.

Where do you see the bond market headed?

Recent statistical evidence has confirmed that the Federal Reserve Board has been successful in slowing the growth rate of the U.S. economy. The financial markets have reacted strongly to the evidence of slower growth and the anticipated end to Federal Reserve Board rate hikes. We expect the U.S. economy to continue to enjoy low inflation with slower, but healthy economic growth. We believe the yield curve will continue to disinvert (long treasury yields flat or higher, short and intermediate yields flat or lower) with the yield on the 10-year Treasury Note remaining in the 5.5% to 6.0% range. We remain cautious on corporate credit as higher energy costs, higher leverage and increasing global competition have afflicted financial distress on many well-known companies. Credit spreads are currently at historically wide levels. We expect credit spreads to be relatively stable unless profit trends, credit trends, and economic fundamentals continue to weaken.

/s/Gregory R. Anderson

Gregory R. Anderson
Portfolio Manager

* An unmanaged index that encompasses five major classes of U.S. fixed-income securities: U.S.Treasury and Government Agency securities, corporate debt obligations, mortgage-backed securities, asset-backed securities and commercial mortgage backed securities. It is not possible to invest directly in the Index.

**Since the Fund has been in existence for less than one year, mountain chart performance has not been shown.**

Average Annual Total Returns/1/
October 31, 2000

                                                                       From
                                                                     Inception
The AAL Bond Index Fund                                               7.77%/2/

SEC Quarterly Standardized Returns as of September 29, 2000
The AAL Bond Index Fund                                               7.04%/2/

/1/ Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Periods less than one year are not annualized.

/2/ Cumulative performance since inception of Fund (December 31, 1999.)

THE AAL MID CAP INDEX FUND
SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 2000

Investment Objective

The Fund seeks total returns that track the performance of the S&P MidCap 400 Index, by investing primarily in common stocks comprising the Index.

Shares  Common Stocks (98.6%)                       Market Value
================================================================================
Basic Materials (3.4%)
     795  Airgas, Inc.*                                 $5,366
   1,340  AK Steel Holding Corporation                  12,395
     580  Albemarle Corporation                         13,449
     350  A. Schulman, Inc.                              3,828
     645  Bowater, Inc.                                 34,911
     775  Cabot Corporation                             17,050
     317  Cabot Microelectonics Corporation*            14,007
     280  Carpenter Technology Corporation               8,680
   1,420  Crompton Corporation                          11,360
     565  Cytec Industries, Inc.*                       19,563
     390  Ferro Corporation                              7,995
     210  H.B. Fuller Company                            7,101
   1,480  IMC Global, Inc.                              19,147
     620  Longview Fibre Company                         8,447
     670  Lubrizol Corporation                          14,531
   1,510  Lyondell Chemical Company                     21,706
     605  Martin Marietta Materials, Inc.               23,232
      60  MAXXAM, Inc.*                                  1,140
     270  Minerals Technologies, Inc.                    8,454
     485  Olin Corporation                               8,609
     540  P.H. Glatfelter Company                        5,636
     345  Rayonier, Inc.                                12,140
   1,315  RPM, Inc.                                     11,753
   1,345  Solutia, Inc.*                                17,149
   1,275  Sonoco Products Company                       24,623
     515  Southdown, Inc.                               36,501
   1,010  Timber Company                                28,596
     570  UCAR International, Inc.*                      4,703
     350  Universal Corporation                          9,800
     620  Wausau-Mosinee Paper Corporation               5,425
--------------------------------------------------------------------------------
          Total Basic Materials                       417,297
--------------------------------------------------------------------------------

Capital Goods (7.1%)
     710  AGCO Corporation                               8,076
     350  Albany International Corporation*              3,762
     910  American Standard Companies, Inc.*            41,746
     360  AMETEK, Inc.                                   7,830
     465  Carlisle Companies, Inc.                      19,356
     755  Chubb Corporation                             18,073
     890  Diebold, Inc.                                 23,140
     495  Donaldson Company, Inc.                       11,199
     495  Federal Signal Corporation                   $11,571
     400  Flowserve Corporation*                         8,050
     320  Granite Construction, Inc.                     7,300
     430  Harsco Corporation                             8,681
     980  Herman Miller, Inc.                           25,603
     730  Hillenbrand Industries, Inc.                  33,762
     715  HON INDUSTRIES, Inc.                          17,205
   2,500  Jabil Circuit, Inc.*                         142,656
     410  Jacobs Engineering Group, Inc*                16,964
     350  Kaydon Corporation                             7,678
     365  Kennametal, Inc.                              10,722
     290  MagneTek, Inc.*                                3,154
     370  Newport News Shipbuilding, Inc.               18,199
     360  Nordson Corporation                           10,327
     615  Pentair, Inc.                                 18,335
     700  Precision Castparts Corporation               26,425
     955  Reynolds & Reynolds Company                   17,071
     300  Ryerson Tull, Inc.                             2,250
   1,835  SCI Systems, Inc.*                            78,905
     955  Sensormatic Electronics Corporation*          17,190
     175  Sequa Corporation*                             6,453
     470  SPX Corporation*                              58,104
     330  Stewart & Stevenson Services, Inc.             7,920
   1,797  Symbol Technologies, Inc.                     81,651
     285  Tecumseh Products Company                     11,364
     535  Teleflex, Inc.                                18,491
     420  Trinity Industries, Inc.                      10,106
   1,695  Vishay Intertechnology, Inc.*                 50,850
     440  Wallace Computer Services, Inc.                6,380
     420  York International Corporation                11,419
--------------------------------------------------------------------------------
          Total Capital Goods                         877,968
--------------------------------------------------------------------------------

Communication Services (1.8%)
     400  ANTEC Corporation*                            4,875
   2,760  Broadwing, Inc.*                              77,970
     800  Powerwave Technologies, Inc.*                 38,500
     700  Price Communications Corporation*             15,138
     835  Telephone and Data Systems, Inc.              88,092
--------------------------------------------------------------------------------
          Total Communication Services                224,575
--------------------------------------------------------------------------------

Consumer Cyclicals (13.5%)
   1,275  Abercrombie & Fitch Company*                  30,042
     695  ACNielsen Corporation*                       $16,637
   1,145  Acxiom Corporation*                           46,086
   1,515  A.H. Belo Corporation                         29,069
     605  American Eagle Outfitters, Inc.*              20,835
     955  Apollo Group, Inc.*                           37,364
     886  ArvinMeritor, Inc.                            14,840
     280  Bandag, Inc.                                   9,992
     795  Barnes & Noble, Inc.*                         15,006
     930  BJ's Wholesale Club, Inc.*                    30,632
     615  Blyth, Inc.                                   15,990
     965  Borders Group, Inc.*                          13,389
     420  Borg Warner, Inc.                             15,855
     950  Callaway Golf Company                         15,200
   1,150  CDW Computer Centers, Inc.*                   74,103
   2,140  Cintas Corporation*                           99,243
     640  Claire's Stores, Inc.                         12,880
   1,700  Clayton Homes, Inc.                           15,619
     895  DeVry, Inc.*                                  33,059
   1,403  Dollar Tree Stores, Inc.*                     54,873
   1,000  Dun & Bradstreet Corporation*                 21,625
   1,710  Electronic Arts, Inc.*                        85,500
   2,185  Family Dollar Stores, Inc.                    42,471
     535  Fastenal Company*                             30,729
     830  Federal-Mogul Corporation                      2,697
     600  Furniture Brands International, Inc.*         10,125
   1,100  Galileo International, Inc.                   21,725
     380  GTECH Holdings Corporation*                    6,579
     790  Harte-Hanks, Inc.                             17,479
     475  Houghton Mifflin Company                      17,486
     944  International Game Technology*                34,574
     755  International Speedway Corporation            24,254
   1,455  Jones Apparel Group, Inc.*                    40,467
     445  Lancaster Colony Corporation                  10,513
     365  Lands' End, Inc.*                              9,362
     775  Lear Corporation*                             21,119
     560  Lee Enterprises, Inc.                         15,470
     700  Lennar Corporation                            22,488
     975  Mandalay Resort Group*                        20,292
     335  Media General, Inc.                           12,730
     340  Modine Manufacturing Company                   8,967
     620  Mohawk Industries, Inc.*                      13,524
     145  NCH Corporation                                5,655
     325  NCO Group, Inc.*                               7,109
     625  Nieman Marcus Group, Inc.*                    23,203
   1,380  OfficeMax, Inc.*                               3,968
     625  Ogden Corporation*                             8,594
   3,820  Park Place Entertainment Corporation*         48,705
     375  Payless ShoeSource, Inc.*                     21,727
     605  Pittston Company                               9,604
   1,415  Readers Digest Association, Inc.             $51,913
     340  Rollins, Inc.                                  6,141
   1,060  Ross Stores, Inc.                             13,979
   1,735  Saks, Inc.*                                   17,675
     255  Scholastic Corporation*                       20,400
   1,550  Shaw Industries, Inc.                         28,772
     970  Six Flags, Inc.*                              15,156
     705  Sothebys Holdings, Inc.*                      19,167
     420  Superior Industries International, Inc.       14,306
     400  Sylvan Learning Systems, Inc.*                 6,175
     745  Tech Data Corporation*                        31,011
     700  True North Communications, Inc.               26,381
     705  Unifi, Inc.*                                   6,125
     900  United Rentals, Inc.*                         19,350
     525  USG Corporation                                8,958
     500  Valspar Corporation                           13,655
   1,115  Viad Corporation                              23,833
     675  Warnaco Group, Inc.                            1,772
     160  Washington Post Company                       85,460
     370  Wellman, Inc.                                  5,550
     555  WestPoint Stevens, Inc.                        3,989
     685  Williams-Sonoma, Inc.*                        14,257
--------------------------------------------------------------------------------
          Total Consumer Cyclicals                  1,653,480
--------------------------------------------------------------------------------

Consumer Staples (7.0%)
     310  Banta Corporation                              7,149
   1,655  Bergen Brunswig Corporation                   14,998
     420  Bob Evans Farms, Inc.                          7,901
     860  Brinker International, Inc.*                  33,755
     485  Carter-Wallace, Inc.                          13,307
     680  CBRL Group, Inc.*                             12,155
     503  Chris-Craft Industries, Inc.*                 36,970
     410  Church & Dwight Company, Inc.                  8,098
     520  Dean Foods Company                            16,640
   1,205  Dial Corporation                              13,481
     680  Dole Food Company, Inc.                        8,203
     320  Dreyer's Grand Ice Cream, Inc.                 7,880
   1,200  Energizer Holdings, Inc.*                     23,700
   1,260  Flowers Industries, Inc.                      19,372
   1,340  Hispanic Broadcasting Corporation*            41,875
   1,725  Hormel Foods Corporation                      29,002
   1,315  IBP, Inc.                                     27,040
     770  Interstate Bakeries Corporation               10,780
     230  J.M. Smucker Company                           5,118
     390  Kelly Services, Inc.                           8,653
     500  Korn/Ferry Inernational*                      17,500
     340  Lance, Inc.                                    3,421
     270  Lone Star Steakhouse & Saloon, Inc.            2,278
     950  Manpower, Inc.                                33,072
     910  McCormick & Company, Inc.                    $28,836
   1,225  Modis Professional Services, Inc.*             5,053
     945  Outback Steakhouse, Inc.*                     26,933
     250  Papa John's International, Inc.*               6,281
     930  Perrigo Company*                               6,161
     910  PSS World Medical, Inc.*                       2,730
     800  Quanta Services, Inc.*                        24,850
   1,340  R.J. Reynolds Tobacco Holdings, Inc.          47,905
   2,340  Robert Half International, Inc.*              71,370
     580  Ruddick Corporation                            7,613
     375  Suiza Foods Corporation*                      17,367
   2,845  Tyson Foods, Inc.                             31,828
     610  Universal Foods Corporation*                  12,048
   2,660  Univision Communications, Inc.*              101,745
     675  Valassis Communications, Inc.*                18,731
   1,360  Westwood One, Inc.*                           25,755
   1,710  Whitman Corporation*                          22,230
--------------------------------------------------------------------------------
          Total Consumer Staples                      859,784
--------------------------------------------------------------------------------

Energy (5.6%)
   1,170  BJ Services Company*                          61,352
     700  Cooper Cameron Corporation*                   38,150
   1,780  ENSCO International, Inc.                     59,185
   2,195  Global Marine, Inc.*                          58,168
   1,330  Grant Prideco, Inc.*                          24,688
     810  Hanover Compressor Company*                   26,426
     725  Helmerich & Payne, Inc.                       22,792
     585  Murphy Oil Corporation                        33,893
     790  Noble Affiliates, Inc.                        28,983
   1,730  Noble Drilling Corporation                    71,903
   2,135  Ocean Energy, Inc.*                           29,623
     970  Pennzoil-Quaker State Company                 11,398
   1,260  Pioneer Natural Resources Company*            16,459
     725  Smith International, Inc.*                    51,113
     680  Tidewater, Inc.                               31,407
   1,045  Ultramar Diamond Shamrock Corporation         27,431
     780  Valero Energy Corporation                     25,789
   1,155  Varco International, Inc.*                    19,924
   1,330  Weatherford International, Inc.*              48,545
--------------------------------------------------------------------------------
          Total Energy                                687,229
--------------------------------------------------------------------------------

Financials (11.3%)
   1,075  A.G. Edwards, Inc.                            54,556
     765  Allmerica Financial Corporation               48,243
   1,000  Ambac Financial Group, Inc.                   79,813
     700  American Financial Group, Inc.                15,006
     815  Associated Banc-Corp                          19,611
     665  Astoria Financial Corporation                 24,938
   1,800  Banknorth Group, Inc.                         32,625
     610  City National Corporation                    $20,969
   1,475  Compass Bancshares, Inc.                      26,827
   1,350  Dime Bancorp, Inc.                            32,991
   3,790  E*TRADE Group, Inc.*                          55,192
     605  Everest Re Group, Ltd.                        35,468
   1,620  First Tennessee National Corporation          37,260
     625  First Virginia Banks, Inc.                    25,859
   1,070  FirstMerit Corporation                        24,409
     500  Greater Bay Bancorp                           16,281
   1,225  GreenPoint Financial Corporation              36,444
   1,975  Hibernia Corporation                          23,577
     430  Horace Mann Educators Corporation              7,229
     440  HSB Group, Inc.                               17,407
     795  Legg Mason, Inc.                              41,290
   1,315  Marshall & Ilsley Corporation                 59,586
     890  Mercantile Bankshares Corporation             33,486
     600  Mony Group, Inc.*                             24,675
   2,544  National Commerce Bancorporation              54,060
   2,215  North Fork Bancorporation, Inc.               44,715
     715  Ohio Casualty Corporation                      6,010
   1,485  Old Republic International Corporation        38,610
     985  Pacific Century Financial Corporation         12,497
     585  PMI Group, Inc.                               43,217
     755  Protective Life Corporation                   17,459
     615  Provident Financial Group, Inc.               18,604
     800  Roslyn Bancorp, Inc.                          17,350
     700  SEI Investments Company*                      63,525
     700  Silicon Valley Bancshares*                    32,375
   2,880  Sovereign Bancorp, Inc.                       23,940
   1,110  TCF Financial Corporation                     44,886
     815  Unitrin, Inc.                                 25,316
   1,100  Waddell & Reed Financial, Inc.                35,062
     670  Webster Financial Corporation                 16,331
     525  Westamerica Bancorporation                    18,867
     385  Wilmington Trust Corporation                  20,261
   1,135  Zions Bancorporation                          65,192
--------------------------------------------------------------------------------
          Total Financials                          1,392,019
--------------------------------------------------------------------------------

Health Care (15.0%)
     320  Acuson Corporation*                            7,300
     600  AmeriSource Health Corporation*               26,063
     645  Apria Healthcare Group, Inc.*                 12,900
     455  Beckman Coulter, Inc.                         31,878
   2,355  Chiron Corporation*                          102,001
     670  Covance, Inc.*                                 5,779
     655  DENTSPLY International, Inc.                  22,720
     700  Edwards Lifesciences Corporation*              9,406
     535  Express Scripts, Inc.*                        35,945
     625  First Health Group Corporation*               24,375
   1,130  Forest Laboratories, Inc.*                  $149,725
   1,550  Foundation Health Systems, Inc.*              31,291
   1,125  Genzyme Corporation*                          79,875
     685  Gilead Sciences, Inc.*                        58,910
   3,060  Health Management Associates, Inc.*           60,626
   1,070  ICN Pharmaceuticals, Inc.                     40,727
     600  IDEC Pharmaceuticals Corporation*            117,675
     900  Incyte Genomics, Inc.*                        32,963
   2,060  IVAX Corporation*                             89,610
     765  Lincare Holdings, Inc.*                       32,178
   2,640  Millennium Pharmaceuticals, Inc.*            191,565
     840  MiniMed, Inc.*                                61,268
   1,610  Mylan Laboratories, Inc.                      45,080
   1,185  Omnicare, Inc.                                20,738
   1,100  Oxford Health Plans, Inc.*                    37,125
     375  PacifiCare Health Systems, Inc.*               3,914
     600  Protein Design Labs, Inc.*                    81,047
     600  Quest Diagnostics, Inc.*                      57,750
     905  Quorum Health Group, Inc.*                    12,104
     970  Sepracor, Inc.*                               66,081
     780  STERIS Corporation*                           11,700
   2,570  Stryker Corporation*                         121,111
   1,295  Sybron International Corporation*             32,051
     545  Trigon Healthcare, Inc.*                      39,070
     800  Vertex Pharmaceuticals, Inc.*                 74,487
     750  VISX, Inc.*                                   16,078
--------------------------------------------------------------------------------
          Total Health Care                         1,843,116
--------------------------------------------------------------------------------

Technology (23.2%)
   4,500  3Com Corporation*                            79,875
     545  ADTRAN, Inc.*                                 20,710
     625  Affiliated Computer Services, Inc.*           34,805
   1,325  Arrow Electronics, Inc.*                      42,400
   5,890  Atmel Corporation*                            87,982
   1,160  Avnet, Inc.                                   31,175
     600  Avocent Corporation*                          42,563
   3,080  Cadence Design Systems, Inc.*                 79,117
     715  Cambridge Technology Partners, Inc.*           2,771
     970  CheckFree Holdings Corporation*               48,258
     865  Cirrus Logic, Inc.*                           37,303
   1,915  Comdisco, Inc.                                23,578
     600  CommScope, Inc.*                              15,187
   2,770  Concord EFS, Inc.*                           114,436
     600  Credence Systems Corporation*                 11,250
     645  CSG Systems International, Inc.*              29,952
   1,540  Cypress Semiconductor Corporation*            57,654
     300  DSP Group, Inc.*                               8,512
   1,690  DST Systems, Inc.*                           104,146
   1,655  Fiserv, Inc.*                                 86,784
   1,060  Gartner Group, Inc., Class B*                 $9,275
     795  Harris Corporation                            25,192
     400  Imation Corporation*                           7,925
     500  InFocus Corporation*                          22,094
   3,615  Informix Corporation*                         15,364
   1,405  Integrated Device Technology, Inc.*           79,119
     800  International Rectifier Corporation*          35,700
   2,590  Intuit, Inc.*                                159,123
     475  Jeffries Group, Inc.*                         17,100
     815  Keane, Inc.*                                  10,595
     475  L-3 Communciations Holdings, Inc.*            31,320
   1,600  Lam Research Corporation*                     31,000
   1,200  Lattice Semiconductor Corporation*            35,025
   1,030  Legato Systems, Inc.*                          9,173
     595  Litton Industries, Inc.*                      30,903
     700  Macromedia, Inc.*                             53,944
   1,900  Marchfirst, Inc.*                             11,044
     600  MasTec, Inc.*                                 17,362
     750  Mentor Graphics Corporation*                  17,578
   1,100  Micrel, Inc.*                                 49,775
   1,440  Microchip Technology, Inc.*                   45,540
     390  Mynd Corporation*                              4,973
   1,695  Network Associates, Inc.*                     32,629
     830  NOVA Corporation*                             13,021
     930  Nvidia Corporation*                           57,791
     990  Polycom, Inc.*                                64,350
   1,235  QLogic Corporation*                          119,486
   1,880  Quantum Corporation*                          28,200
   2,430  Rational Software Corporation*               145,041
     600  Retek, Inc.*                                  23,662
     565  Sawtek, Inc.*                                 28,744
     800  Semtech Corporation*                          25,800
   1,260  Storage Technology Corporation*               12,285
     390  Structural Dynamics Research Corporation*      4,022
   1,705  SunGard Data Systems, Inc.*                   87,168
   1,100  Sybase, Inc.*                                 23,031
     440  Sykes Enterprises, Inc.*                       2,365
     810  Symantec Corporation*                         31,641
     900  Synopsys, Inc.*                               31,387
     600  Titan Corporaiton*                             8,025
     385  Transaction Systems Architects, Inc.*          5,198
   1,100  TranSwitch Corporation*                       63,525
   1,050  TriQuint Semiconductor, Inc.*                 40,228
   2,350  Vitesse Seiconductor Corporation*            164,353
   1,670  Waters Corporation*                          121,179
   1,000  Wind River Systems, Inc.*                     41,062
--------------------------------------------------------------------------------
          Total Technology                          2,851,775
--------------------------------------------------------------------------------

Transportation (1.4%)
     615  Airborne Freight Corporation                  $6,227
     335  Alaska Air Group, Inc.*                        8,689
     450  Alexander & Baldwin, Inc.                     11,222
     300  Arnold Industries, Inc.                        5,269
     500  Atlas Air, Inc.*                              18,125
     555  C.H. Robinson Worldwide, Inc.                 30,352
     615  CNF Transportation, Inc.                      16,413
     500  EGL, Inc.*                                    14,250
     625  GATX Corporation                              26,289
     390  J.B. Hunt Transport Services, Inc.*            5,094
     370  Overseas Shipholding Group, Inc.               8,880
     750  Swift Transportation Company, Inc.*           10,687
     620  Wisconsin Central Transportation
          Corporation*                                   7,944
--------------------------------------------------------------------------------
          Total Transportation                        169,441
--------------------------------------------------------------------------------

Utilities (9.3%)
     685  AGL Resources, Inc.                           13,957
   1,450  Allegheny Energy, Inc.                        59,359
     930  ALLETE                                        20,053
     975  Alliant Energy Corporation                    29,555
   1,230  American Water Works Company, Inc.            29,981
     370  Black Hills Corporation                       11,563
   1,790  Calpine Corporation*                         141,298
     280  Cleco Corporation                             13,317
   1,095  Conectiv, Inc.                                19,642
   1,645  DPL, Inc.                                     46,677
     750  DQE, Inc.                                     26,203
   1,665  Energy East Corporation                       33,612
     485  Hawaiian Electric Industries, Inc.           $15,975
     425  IDACORP, Inc.                                 20,958
   1,035  IPALCO Enterprises, Inc.                      23,223
     730  Kansas City Power & Light Company             17,566
   1,465  Kinder Morgan, Inc.                           56,494
   1,615  LG&E Energy Corporation                       39,668
   1,135  MCN Energy Group, Inc.                        27,949
   1,350  Montana Power Company                         38,137
     535  National Fuel Gas Company                     28,689
   1,475  NiSource, Inc.                                36,783
   1,825  Northeast Utilities                           37,184
     715  NSTAR, Inc.                                   27,662
     965  OGE Energy Corporation                        19,843
   1,415  Potomac Electric Power Company                32,368
     430  Public Service Company of New Mexico          11,852
   1,025  Puget Sound Energy, Inc.                      25,177
   1,005  Questar Corporation                           27,198
   1,290  SCANA Corporation                             34,185
     970  Sierra Pacific Resources                      16,672
   1,610  TECO Energy, Inc.                             44,879
   1,195  UtiliCorp United, Inc.                        31,742
     740  Vectren Corporation                           17,112
     800  Western Resources Inc.                        17,100
     580  WGL Holdings, Inc.                            14,790
   1,510  Wisconsin Energy Corporation                  28,407
--------------------------------------------------------------------------------
          Total Utilities                           1,136,830
--------------------------------------------------------------------------------

          Total Common Stocks
          (cost basis $11,224,474)                 12,113,514
--------------------------------------------------------------------------------

    Principal
      Amount      Short-Term Investments (2.2%)                  Interest Rate/1/    Maturity Date      Market Value
------------------------------------------------------------------------------------------------------------------------------
     $273,000    IBM Credit Corporation                               6.500%          11/2/2000             $272,951
------------------------------------------------------------------------------------------------------------------------------
                                                     Total Short-Term Investments
                                                     (amortized cost basis $272,951)                       272,951
------------------------------------------------------------------------------------------------------------------------------

                                                     TOTAL INVESTMENTS (100.8%)
                                                     (amortized cost basis $11,497,425)                 12,386,465
------------------------------------------------------------------------------------------------------------------------------

                                                     Other Assets, Less Liabilities (-0.8%)                (95,867)

                                                     Total Net Assets (100.0%)                         $12,290,598

*Non-income producing security.
/1/The interest rate reflects the discount rate at the date of purchase.

The accompanying notes to the financial statements are an integral part of this schedule.

THE AAL LARGE COMPANY INDEX FUND
SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 2000

Investment Objective

The Fund seeks total returns that track the performance of the S&P 500 Index, by investing primarily in common stocks comprising the Index.

Shares  Common Stocks (99.2%)                       Market Value
================================================================================

Basic Materials (2.3%)
     500  Air Products and Chemicals, Inc.             $18,656
     800  Alcan Aluminium, Ltd.                         25,250
   1,924  Alcoa, Inc.                                   55,195
     100  Allegheny Technologies, Inc.                   2,025
   1,365  Archer Daniels Midland Company                15,015
     100  Ball Corporation                               3,512
     100  Bemis Company, Inc.                            2,588
     200  Bethlehem Steel Corporation*                     575
     100  Boise Cascade Corporation                      2,869
     200  Crown Cork & Seal Company, Inc.                1,825
   1,500  Dow Chemical Company                          45,937
     200  Eastman Chemical Company                       8,575
     300  Ecolab, Inc.                                  11,756
   2,300  E.I. du Pont de Nemours and Company          104,363
     200  Engelhard Corporation                          4,175
     100  FMC Corporation*                               7,600
     300  Georgia-Pacific Group                          8,062
     100  Great Lakes Chemical Corporation               3,337
     200  Hercules, Inc.                                 3,663
     200  International Flavors & Fragrances, Inc.       3,350
   1,012  International Paper Company                   37,064
     200  Louisiana-Pacific Corporation                  1,700
     200  Mead Corporation                               5,788
     200  Nucor Corporation                              6,938
     300  Owens-Illinois, Inc.*                          1,781
     300  Pactiv Corporation*                            3,150
   2,857  Pharmacia Corporation                        157,135
     100  Potlatch Corporation                           3,350
     400  PPG Industries, Inc.                          17,850
     300  Praxair, Inc.                                 11,175
     400  Rohm and Haas Company                         12,025
     100  Sigma-Aldrich Corporation                      3,575
     100  Temple-Inland, Inc.                            4,475
     300  Union Carbide Corporation                     12,900
     100  USX-U.S. Steel Group                           1,594
     200  Vulcan Materials Company                       8,400
     200  Westvaco Corporation                           5,700
     500  Weyerhaeuser Company                          23,469
     200  Willamette Industries, Inc.                    7,263
     100  Worthington Industries, Inc.                     956
     100  W.R. Grace & Company*                           $381
--------------------------------------------------------------------------------
          Total Basic Materials                       654,997
--------------------------------------------------------------------------------

Capital Goods (10.1%)
     400  Allied Waste Industries, Inc.*                 3,700
     400  American Power Conversion Corporation*         5,175
     200  Avery Dennison Corporation                    10,100
     800  Barrick Gold Corporation                      10,700
     200  BFGoodrich Company                             8,187
   2,000  Boeing Company                               135,625
     100  Briggs & Stratton Corporation                  3,569
     800  Caterpillar, Inc.                             28,050
     200  Cooper Industries, Inc.                        7,650
   2,100  Corning, Inc.                                160,650
     100  Crane Company                                  2,619
     300  Danaher Corporation                           18,938
     500  Deere & Company                               18,406
     500  Dover Corporation                             21,219
     200  Eaton Corporation                             13,612
   1,000  Emerson Electric Company                      73,437
     100  Fluor Corporation                              3,500
   4,200  Ford Motor Company                           109,725
     300  Freeport-McMoRan Copper & Gold, Inc.,
          Class B*                                       2,381
     500  General Dynamics Corporation                  35,781
  22,000  General Electric Company                   1,205,875
   1,200  General Motors Corporation                    74,550
     500  Homestake Mining Company*                      2,063
   1,800  Honeywell International, Inc.                 96,863
     700  Illinois Tool Works, Inc.                     38,894
     400  Inco, Ltd.*                                    6,175
     400  Ingersoll-Rand Company                        15,100
     200  ITT Industries, Inc.                           6,512
     200  Johnson Controls, Inc.                        11,925
     900  Lockheed Martin Corporation                   32,265
     100  McDermott International, Inc.                    969
     100  Millipore Corporation                          5,250
     900  Minnesota Mining and Manufacturing
          Company                                       86,963
     425  Molex, Inc.                                   22,950
     100  National Service Industries, Inc.              2,044
     300  Newmont Mining Corporation                    $4,069
     200  Northrop Grumman Corporation                  16,800
     200  Pall Corporation                               4,312
     200  Parker Hannifin Corporation                    8,275
     200  Phelps Dodge Corporation                       9,350
     600  Pitney Bowes, Inc.                            17,813
     700  Placer Dome, Inc.                              5,687
     200  Power-One, Inc.*                              14,188
     400  Rockwell International Corporation            15,725
     400  Sanmina Corporation*                          45,725
     200  Sealed Air Corporation*                        9,625
   1,300  Solectron Corporation*                        57,200
     300  Textron, Inc.                                 15,131
     300  Thermo Electron Corporation*                   8,700
     100  Thomas & Betts Corporation                     1,512
     100  Timken Company                                 1,406
   3,893  Tyco International, Ltd.                     220,684
   1,100  United Technologies Corporation               76,794
   1,300  Waste Management, Inc.                        26,000
--------------------------------------------------------------------------------
          Total Capital Goods                       2,840,418
--------------------------------------------------------------------------------

Communication Services (6.4%)
     700  ALLTEL Corporation                            45,106
   8,353  AT&T Corporation                             193,685
     616  Avaya, Inc.*                                   8,278
   4,200  BellSouth Corporation                        202,913
     300  CenturyTel, Inc.                              11,550
   1,900  Global Crossing, Ltd.*                        44,887
   1,700  Nextel Communications, Inc.*                  65,344
   3,675  Qwest Communications International, Inc.*    178,697
   7,500  SBC Communications, Inc.                     432,656
   1,900  Sprint Corporation                            48,450
   2,100  Sprint Corporation (PCS Group)*               80,063
   6,084  Verizon Communications                       351,731
   6,400  WorldCom, Inc.*                              152,000
--------------------------------------------------------------------------------
          Total Communication Services              1,815,360
--------------------------------------------------------------------------------

Consumer Cyclicals (6.7%)
     100  Adolph Coors Company                           6,369
     100  American Greetings Corporation                 1,819
   2,000  Anheuser-Busch Companies, Inc.                91,500
     100  Armstrong Holdings, Inc.                         287
     200  AutoZone, Inc.*                                5,362
     600  Bed Bath & Beyond, Inc.*                      15,488
     500  Best Buy Company, Inc.*                       25,094
     200  Black & Decker Corporation                     7,525
     200  Brown-Forman Corporation, Class B             12,175
     100  Brunswick Corporation                          1,944
   1,600  Cendant Corporation*                          19,200
     100  Centex Corporation                            $3,700
     400  Circuit City Stores, Inc.-Circuit City Group   5,300
     200  Consolidated Stores Corporation*               2,375
     300  Convergys Corporation*                        13,069
     100  Cooper Tire & Rubber Company                   1,094
   1,000  Costco Wholesale Corporation*                 36,625
     100  Cummins Engine Company, Inc.                   3,400
     900  CVS Corporation                               47,644
     300  Dana Corporation                               6,656
   1,200  Delphi Automotive Systems Corporation         18,825
     200  Dillard's, Inc.                                2,100
     725  Dollar General Corporation                    11,238
     200  Dow Jones & Company, Inc.                     11,775
     400  Federated Department Stores, Inc.*            13,025
     300  Fortune Brands, Inc.                           8,831
     600  Gannett Company, Inc.                         34,800
   1,800  Gap, Inc.                                     46,462
     300  Genuine Parts Company                          6,394
     300  Goodyear Tire & Rubber Company                 5,550
     200  H&R Block, Inc.                                7,137
     200  Harcourt General, Inc.                        11,210
     700  Harley-Davidson, Inc.                         33,731
     200  Harrah's Entertainment, Inc.*                  5,725
     300  Hasbro, Inc.                                   3,225
   5,200  Home Depot, Inc.                             223,600
     600  IMS Health, Inc.                              14,175
     700  Interpublic Group of Companies, Inc.          30,056
     500  J.C. Penney Company, Inc.                      5,844
     100  Kaufman and Broad Home Corporation             2,975
   1,000  Kmart Corporation*                             5,937
     200  Knight Ridder                                 10,050
     700  Kohl's Corporation*                           37,931
     400  Leggett & Platt, Inc.                          6,550
     900  Limited, Inc.                                 22,725
     100  Liz Claiborne, Inc.                            4,250
     100  Longs Drug Stores Corporation                  2,187
     900  Lowe's Companies, Inc.                        41,119
   1,000  Masco Corporation                             18,688
     900  Mattel, Inc.                                  11,644
     700  May Department Stores Company                 18,375
     100  Maytag Corporation                             2,862
     400  McGraw-Hill Companies, Inc.                   25,675
     100  Meredith Corporation                           3,175
     300  Moody's Corporation                            7,894
     100  Navistar International Corporation*            3,306
     600  NIKE, Inc.                                    23,963
     500  Newell Rubbermaid, Inc.                        9,594
     400  New York Times Company                        14,700
     200  Nordstrom, Inc.                                3,287
     600  Office Depot, Inc.*                           $4,988
     400  Omnicom Group, Inc.                           36,900
     200  PACCAR, Inc.                                   8,413
     100  Pulte Corporation                              3,331
     400  RadioShack Corporation                        23,850
     100  Reebok International, Ltd.*                    2,156
     100  Russell Corporation                            1,600
     700  Sears, Roebuck & Company                      20,811
     300  Sherwin-Williams Company                       6,506
     100  Snap-on, Inc.                                  2,556
     100  Springs Industries, Inc.                       2,356
     100  Stanley Works                                  2,663
   1,000  Staples, Inc.*                                14,250
   2,000  Target Corporation                            55,250
     300  Tiffany & Company                             12,806
     600  TJX Companies, Inc.                           16,350
     400  Toys "R" Us, Inc.*                             6,875
     700  Tribune Company                               25,944
     300  TRW, Inc.                                     12,600
     100  Tupperware Corporation                         1,713
     200  VF Corporation                                 5,462
     254  Visteon Corporation                            4,484
   2,200  Walgreen Company                             100,375
   9,900  Wal-Mart Stores, Inc.                        449,213
     100  Whirlpool Corporation                          4,350
--------------------------------------------------------------------------------
          Total Consumer Cyclicals                  1,903,018
--------------------------------------------------------------------------------

Consumer Staples (9.8%)
     100  Alberto-Culver Company                         3,356
     900  Albertson's, Inc.                             21,319
     500  Avon Products, Inc.                           24,250
     900  Campbell Soup Company                         26,325
     600  Cardinal Health, Inc.                         56,850
   1,300  Carnival Corporation                          32,256
   1,300  Clear Channel Communications, Inc.*           78,081
     500  Clorox Company                                22,312
   5,500  Coca-Cola Company                            332,062
     900  Coca-Cola Enterprises, Inc.                   16,538
   1,300  Colgate-Palmolive Company                     76,388
   2,000  Comcast Corporation*                          81,500
   1,100  ConAgra Foods, Inc.                           23,513
     200  Darden Restaurants, Inc.                       4,500
     100  Deluxe Corporation                             2,256
     400  Fort James Corporation                        13,175
     600  General Mills, Inc.                           25,050
   2,300  Gillette Company                              80,213
     300  Hershey Foods Corporation                     16,294
     800  Hilton Hotels Corporation                      7,600
     800  H.J. Heinz Company                            33,550
     900  Kellogg Company                              $22,837
   1,200  Kimberly-Clark Corporation                    79,200
   1,800  Kroger Company*                               40,613
     500  Marriott International, Inc.                  20,250
   2,900  McDonald's Corporation*                       89,900
     600  McKesson HBOC, Inc.                           16,838
     700  Nabisco Group Holdings Corporation            20,213
   3,200  PepsiCo, Inc.                                155,000
   5,000  Phillip Morris Companies, Inc.               183,125
   2,900  Procter & Gamble Company                     207,169
     300  Quaker Oats Company                           24,469
     600  Ralston Purina Company                        14,550
     200  R.R. Donnelley & Sons Company                  4,300
   1,100  Safeway, Inc.*                                60,156
   1,900  Sara Lee Corporation                          40,969
   1,000  Seagram Company, Ltd.                         57,125
     400  Starbucks Corporation*                        17,875
     200  SUPERVALU, Inc.                                3,075
     700  SYSCO Corporation                             36,531
   3,000  Time Warner, Inc.                            227,730
     300  TRICON Global Restaurants, Inc.*               9,000
   1,300  Unilever                                      66,056
     300  UST, Inc.                                      7,575
   3,344  Viacom, Inc., Class B*                       190,190
   4,600  Walt Disney Company*                         164,737
     200  Wendy's International, Inc.                    4,350
     300  Winn-Dixie Stores, Inc.                        5,775
     300  Wm. Wrigley Jr. Company                       23,756
--------------------------------------------------------------------------------
          Total Consumer Staples                    2,770,752
--------------------------------------------------------------------------------

Energy (5.8%)
     200  Amerada Hess Corporation                      12,400
     527  Anadarko Petroleum Corporation                33,754
     300  Apache Corporation*                           16,594
     100  Ashland, Inc.                                  3,275
     700  Baker Hughes, Inc.                            24,063
     500  Burlington Resources, Inc.                    18,000
   1,500  Chevron Corporation                          123,188
   1,300  Conoco, Inc., Class B                         35,344
     300  Devon Energy Corporation                      15,120
   7,800  Exxon Mobil Corporation                      695,662
   1,000  Halliburton Company                           37,062
     200  Kerr-McGee Corporation                        13,063
     300  Nabors Industries, Inc.*                      15,270
     800  Occidental Petroleum Corporation              15,900
     600  Phillips Petroleum Company                    37,050
     200  Rowan Companies, Inc.*                         5,038
   4,800  Royal Dutch Petroleum Company                285,000
   1,300  Schlumberger, Ltd.                            98,962
     200  Sunoco, Inc.                                  $5,988
   1,200  Texaco, Inc.                                  70,875
     300  Tosco Corporation                              8,587
     500  Transocean Sedco Forex, Inc.                  26,500
     500  Unocal Corporation                            17,062
     700  USX-Marathon Group                            19,031
--------------------------------------------------------------------------------
          Total Energy                              1,632,788
--------------------------------------------------------------------------------

Financials (15.7%)
     600  AFLAC, Inc.                                   43,838
   1,600  Allstate Corporation                          64,400
   3,000  American Express Company                     180,000
     600  American General Corporation                  48,300
   5,200  American International Group, Inc.           509,600
     800  AmSouth Bancorporation                        11,150
     600  Aon Corporation                               24,862
   1,600  Associates First Capital Corporation          59,400
   3,700  Bank of America Corporation                  177,831
   1,600  Bank of New York Company, Inc.                92,100
   2,600  BANK ONE Corporation                          94,900
     900  BB&T Corporation                              28,687
     300  Bear Stearns Companies, Inc.                  18,187
     400  Capital One Financial Corporation             25,250
   3,100  Charles Schwab Corporation                   108,888
     420  Charter One Financial, Inc.                    9,634
   2,950  Chase Manhattan Corporation                  134,225
     400  Chubb Corporation                             33,775
     400  CIGNA Corporation                             48,780
     300  Cincinnati Financial Corporation              11,025
     500  CIT Group, Inc.                                8,719
  10,033  Citigroup, Inc.                              527,987
     400  Comerica, Inc.                                24,125
     700  Conseco, Inc.                                  4,856
     200  Countrywide Credit Industries, Inc.            7,488
   2,300  Fannie Mae                                   177,100
   1,050  Fifth Third Bancorp                           53,944
   2,200  First Union Corporation                       66,687
   2,100  Firstar Coporation                            41,344
   2,000  FleetBoston Financial Corporation             76,000
     500  Franklin Resources, Inc.                      21,420
   1,500  Freddie Mac                                   90,000
     400  Golden West Financial Corporation             22,425
     500  Hartford Financial Services Group, Inc.       37,219
   1,100  Household International, Inc.                 55,344
     540  Huntington Bancshares, Inc.                    7,762
     200  Jefferson-Pilot Corporation                   13,750
     400  J.P. Morgan & Company, Inc.                   66,200
     900  KeyCorp                                       22,219
     600  Lehman Brothers Holdings, Inc.                38,700
     400  Lincoln National Corporation                 $19,350
     200  Loews Corporation                             18,187
     600  Marsh & McLennan Companies, Inc.              78,450
     200  MBIA, Inc.                                    14,537
   1,900  MBNA Corporation                              71,369
   1,100  Mellon Financial Corporation                  53,075
   1,800  Merrill Lynch & Company, Inc.                126,000
     200  MGIC Investment Corporation                   13,625
   2,500  Morgan Stanley Dean Witter & Company         200,781
   1,300  National City Corporation                     27,787
     500  Northern Trust Corporation                    42,688
     315  Old Kent Financial Corporation                 8,722
     300  Paine Webber Group, Inc.                      21,375
     700  PNC Financial Services Group, Inc.            46,812
     200  Progressive Corporation                       19,650
     300  Providian Financial Corporation               31,200
     400  Regions Financial Corporation                  9,425
     200  SAFECO Corporation                             4,838
     300  SouthTrust Corporation                         9,713
     400  State Street Corporation                      49,896
     500  Stilwell Financial, Inc.                      22,406
     500  St. Paul Companies, Inc.                      25,625
     400  Summit Bancorp                                15,000
     700  SunTrust Banks, Inc.                          34,169
     600  Synovus Financial Corporation                 12,937
     200  Torchmark Corporation                          6,663
     300  T. Rowe Price Associates, Inc.                14,044
     300  Union Planters Corporation                    10,144
     500  UNUMProvident                                 14,125
     300  USA Education, Inc.                           16,762
   1,600  U.S. Bancorp                                  38,700
     500  Wachovia Corporation                          27,000
   1,200  Washington Mutual, Inc.                       52,800
   3,700  Wells Fargo & Company                        171,356
--------------------------------------------------------------------------------
          Total Financials                          4,417,332
--------------------------------------------------------------------------------

Health Care (11.1%)
   3,400  Abbott Laboratories                          179,562
     300  Aetna, Inc.                                   17,344
     300  Allergan, Inc.                                25,219
     300  ALZA Corporation*                             24,281
   2,900  American Home Products Corporation           184,150
   2,300  Amgen, Inc.*                                 133,256
     100  Bausch & Lomb, Inc.                            3,856
     700  Baxter International, Inc.*                   57,531
     500  Becton, Dickinson and Company                 16,750
     300  Biogen, Inc.*                                 18,056
     350  Biomet, Inc.                                  12,666
     900  Boston Scientific Corporation*                14,344
   4,400  Bristol-Myers Squibb Company                $268,125
     100  C.R. Bard, Inc.                                4,188
   2,500  Eli Lilly and Company                        223,437
     700  Guidant Corporation*                          37,056
   1,200  HCA - The Healthcare Company                  47,925
     800  HEALTHSOUTH Corporation*                       9,600
     300  Humana, Inc.*                                  3,638
   3,100  Johnson & Johnson                            285,588
     400  King Pharmaceuticals, Inc.*                   17,925
     200  Manor Care, Inc.*                              3,337
     500  MedImmune, Inc.*                              32,688
   2,700  Medtronic, Inc.                              146,644
   5,100  Merck & Company, Inc.                        458,681
  14,000  Pfizer, Inc.                                 604,625
     200  Quintiles Transnational Corporation*           2,787
   3,300  Schering-Plough Corporation                  170,569
     200  St. Jude Medical, Inc.*                       11,000
     700  Tenet Healthcare Corporation*                 27,519
     400  UnitedHealth Group, Inc.*                     43,750
     200  Watson Pharmaceuticals, Inc.*                 12,513
     200  WellPoint Health Networks, Inc.*              23,387
--------------------------------------------------------------------------------
          Total Health Care                         3,121,997
--------------------------------------------------------------------------------

Technology (27.6%)
     200  Adaptec, Inc.*                                 3,162
   1,700  ADC Telecommunications, Inc.*                 36,338
     600  Adobe Systems, Inc.                           45,637
     700  Advanced Micro Devices, Inc.*                 15,838
     977  Agilent Technologies, Inc.*                   45,247
     900  Altera Corporation*                           36,844
   5,100  America Online, Inc.*                        257,193
     800  Analog Devices, Inc.*                         52,000
     100  Andrew Corporation*                            2,631
     700  Apple Computer, Inc.*                         13,694
   1,800  Applied Materials, Inc.*                      95,625
     100  Autodesk, Inc.                                 2,206
   1,400  Automatic Data Processing, Inc.               91,438
     500  BMC Software, Inc.*                           10,156
     500  Broadcom Corporation*                        111,187
     400  Cabletron Systems, Inc.*                      10,850
     300  Ceridian Corporation*                          7,500
  15,800  Cisco Systems, Inc.*                         851,225
     400  Citrix Systems, Inc.*                          8,850
   3,800  Compaq Computer Corporation                  115,558
   1,300  Computer Associates International, Inc.       41,438
     400  Computer Sciences Corporation*                25,200
     800  Compuware Corporation*                         6,300
     400  Comverse Technology, Inc.*                    44,700
     500  Conexant Systems, Inc.*                       13,156
   5,700  Dell Computer Corporation*                  $168,150
     700  Eastman Kodak Company                         31,413
   1,000  Electronic Data Systems Corporation           46,938
   4,900  EMC Corporation*                             436,406
     300  Equifax, Inc.                                 10,350
     900  First Data Corporation                        45,112
     700  Gateway, Inc.*                                36,127
   4,400  Hewlett-Packard Company                      204,325
  14,900  Intel Corporation                            670,500
   3,900  International Business Machines
          Corporation                                  384,150
   2,100  JDS Uniphase Corporation*                    171,019
     400  KLA-Tencor Corporation*                       13,525
     300  Lexmark International, Inc.*                  12,300
     700  Linear Technology Corporation                 45,194
     700  LSI Logic Corporation*                        23,013
   7,400  Lucent Technologies, Inc.                    172,512
     600  Maxim Integrated Products, Inc.*              39,787
     200  Mercury Interactive Corporation*              22,200
   1,300  Micron Technology, Inc.*                      45,175
  11,700  Microsoft Corporation*                       805,837
   4,871  Motorola, Inc.                               121,471
     400  National Semiconductor Corporation*           10,400
     200  NCR Corporation*                               8,625
     700  Network Appliance, Inc.*                      83,300
   6,700  Nortel Networks Corporation                  304,850
     700  Novell, Inc.*                                  6,300
     300  Novellus Systems, Inc.*                       12,281
  12,600  Oracle Corporation*                          415,800
   1,300  Palm, Inc.*                                   69,631
     600  Parametric Technology Corporation*             7,388
     850  Paychex, Inc.                                 48,184
     500  PE Corporation                                58,500
     600  PeopleSoft, Inc.*                             26,184
     100  PerkinElmer, Inc.                             11,950
     100  Polaroid Corporation                           1,006
   1,700  QUALCOMM, Inc.*                              110,686
     700  Raytheon Company                              23,931
     272  Sabre Holdings Corporation                     9,095
     300  Sapient Corporation*                          10,669
     400  Scientific-Atlanta, Inc.                      27,375
     500  Seagate Technology, Inc.*                     34,938
   1,000  Siebel Systems, Inc.*                        104,937
   3,600  Sun Microsystems, Inc.*                      399,150
     100  Tektronix, Inc.*                               7,125
     900  Tellabs, Inc.*                                44,944
     400  Teradyne, Inc.*                               12,500
   3,900  Texas Instruments, Inc.                      191,344
     600  Unisys Corporation*                            7,650
     900  VERITAS Software Corporation*               $126,914
     200  W.W. Grainger, Inc.                            6,388
   1,400  Xerox Corporation                             11,812
     800  Xilinx, Inc.*                                 57,950
   1,200  Yahoo!, Inc.*                                 70,350
--------------------------------------------------------------------------------
          Total Technology                          7,771,634
--------------------------------------------------------------------------------

Transportation (0.5%)
     300  AMR Corporation*                               9,825
     800  Burlington Northern Santa Fe Corporation      21,250
     400  CSX Corporation                               10,125
     300  Delta Air Lines, Inc.                         14,175
     600  FedEx Corporation*                            28,116
     800  Norfolk Southern Corporation                  11,300
     100  Ryder System, Inc.                             1,975
   1,100  Southwest Airlines Company                    31,350
     500  Union Pacific Corporation                     23,437
     100  US Airways Group, Inc.*                        3,775
--------------------------------------------------------------------------------
          Total Transportation                        155,328
--------------------------------------------------------------------------------

Utilities (3.2%)
   1,000  AES Corporation*                              56,500
     300  Ameren Corporation                            11,925
     740  American Electric Power Company, Inc.         30,710
     300  Cinergy Corporation                            9,188
     200  CMS Energy Corporation                         5,400
     500  Coastal Corporation                           37,719
     200  Columbia Energy Group                         14,387
     400  Consolidated Edison, Inc.                     14,075
     300  Constellation Energy Group, Inc.              12,506
     300  CP&L Energy, Inc.                             12,094
     546  Donimion Resources, Inc.                      32,521

     300  DTE Energy Company                           $10,837
     800  Duke Energy Corporation                       69,150
     700  Dynegy, Inc.                                  32,419
     100  Eastern Enterprises                            6,438
     700  Edison International                          16,713
     500  El Paso Energy Corporation                    31,344
   1,700  Enron Corporation                            139,506
     500  Entergy Corporation                           19,156
     750  Exelon Corporation                            45,094
     500  FirstEnergy Corporation                       12,937
     200  Florida Progress Corporation                  10,638
     400  FPL Group, Inc.                               26,400
     200  GPU, Inc.                                      6,612
     300  KeySpan Corporation                           10,556
     300  Niagara Mohawk Holdings, Inc.*                 4,800
     100  Nicor, Inc.                                    3,531
     100  ONEOK, Inc.                                    3,962
     100  Peoples Energy Corporation                     3,438
     800  PG&E Corporation                              21,550
     200  Pinnacle West Capital Corporation              8,688
     300  PPL Corporation                               12,356
     500  Public Service Enterprise Group, Inc.         20,750
     600  Reliant Energy, Inc.                          24,787
     411  Sempra Energy                                  8,503
   1,400  Southern Company                              41,125
     600  TXU Corporation                               22,238
   1,000  Williams Companies, Inc.                      41,812
     710  Xcel Energy, Inc.                             18,149
--------------------------------------------------------------------------------
          Total Utilities                             910,514
--------------------------------------------------------------------------------

          Total Common Stocks
          (cost basis $29,078,363)                 27,994,138
--------------------------------------------------------------------------------

    Principal
      Amount      Short-Term Investments (0.7%)                       Interest Rate/1/    Maturity Date         Market Value
---------------------------------------------------------------------------------------------------------------------------------------
     $196,000    BellSouth Telecommunications, Inc.                        6.500%           11/1/2000              $196,000
---------------------------------------------------------------------------------------------------------------------------------------
                                                               Total Short-Term Investments
                                                               (amortized cost basis $196,000)                     196,000
---------------------------------------------------------------------------------------------------------------------------------------

                                                               TOTAL INVESTMENTS (99.9%)
                                                               (amortized cost basis $29,274,363)               28,190,138
---------------------------------------------------------------------------------------------------------------------------------------

                                                               Other Assets, Less Liabilities (0.1%)                14,409

                                                               Net Assets (100.0%)                             $28,204,547

*Non-income producing security
/1/ The interest rate reflects the discount rate at the date of purchase.

The accompanying notes to the financial statements are an integral part of this schedule.

THE AAL BOND INDEX FUND
SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 2000

Investment Objective

The Fund seeks total returns approximating the total return of the Lehman Brothers Aggregate Bond Index by investing primarily in bonds and other debt securities that comprise the Index.

    Principal                                                                         Interest       Maturity       Market
      Amount      Long-Term Fixed-Income Investments (98.2%)                            Rate           Date          Value
---------------------------------------------------------------------------------------------------------------------------------------

Asset Backed Securities (1.6%)
     $100,000    Citibank Credit Card Master Trust Series I 1999-7 Class A             6.650%       11/15/2006       $99,383
      125,000    EQCC Home Equity Loan Trust Series 1997-3 Class A7                    6.930        2/15/2029        119,905
---------------------------------------------------------------------------------------------------------------------------------------
                                                        Total Asset Backed Securities                                219,288
---------------------------------------------------------------------------------------------------------------------------------------

Commercial Mortgage-Backed Securities (2.2%)
     $100,000    Bear Stearns Commercial Mortgage Securities Series 2000-WF2
                 Class A1                                                              7.110        9/15/2009        100,463
      100,000    First Union National Bank Commercial Mortgage Trust Series
                 1999-C4 Class A2                                                      7.390        11/15/2009       101,678
      100,000    Nationslink Funding Corporation Series 1999-2 Class A3                7.181        12/20/2006       100,771
---------------------------------------------------------------------------------------------------------------------------------------
                                                        Total Commercial Mortgage-Backed Securities                  302,912
---------------------------------------------------------------------------------------------------------------------------------------

Finance (8.3%)
      150,000    ABN Amro Bank Chicago                                                 7.250        5/31/2005        150,337
      100,000    Allstate Corporation                                                  7.200        12/1/2009         97,857
      100,000    Bank of America Corporation                                           6.625        6/15/2004         98,459
      100,000    Camden Property Trust                                                 7.000        11/15/2006        96,934
      100,000    Chase Manhattan Corporation                                           7.000        11/15/2009        96,127
      100,000    FleetBoston Financial Corporation                                     7.250        9/15/2005        100,403
      100,000    Household Finance Corporation                                         7.250        5/15/2006         99,115
      100,000    Merrill Lynch & Company, Inc.                                         6.000        2/12/2003         98,033
      100,000    Morgan Stanley Dean Witter & Company                                  7.750        6/15/2005        102,073
      100,000    Norwest Financial, Inc.                                               7.200        5/1/2007          99,364
      100,000    Wellsford Residential Property Trust                                  9.375        2/1/2002         102,082
---------------------------------------------------------------------------------------------------------------------------------------
                                                        Total Finance                                              1,140,784
---------------------------------------------------------------------------------------------------------------------------------------

Industrial-Consumer Goods (1.4%)
      100,000    Procter & Gamble Company                                              6.600        12/15/2004        99,596
      100,000    Tyson Foods, Inc.                                                     6.750        6/1/2005          96,953
---------------------------------------------------------------------------------------------------------------------------------------
                                                        Total Industrial-Consumer Goods                              196,549
---------------------------------------------------------------------------------------------------------------------------------------

Industrial-Energy (2.1%)
      100,000    Coastal Corporation                                                   6.500        5/15/2006         96,206
      100,000    TransCanada PipeLines, Ltd.                                           7.150        6/15/2006         98,582
      100,000    Union Oil Company of California                                       6.700        10/15/2007        94,737
---------------------------------------------------------------------------------------------------------------------------------------
                                                        Total Industrial-Energy                                      289,525
---------------------------------------------------------------------------------------------------------------------------------------

Industrial-Manufacturing (3.8%)
     $100,000    Aluminum Company of America                                           6.500%       6/15/2018        $89,701
      100,000    Ford Motor Company                                                    7.500        8/1/2026          92,658
      150,000    General Motors Acceptance Corporation                                 6.850        6/17/2004        148,135
      100,000    International Business Machines Corporation                           5.370        9/22/2003         96,197
      100,000    Raytheon Company                                                      6.750        8/15/2007         95,988
---------------------------------------------------------------------------------------------------------------------------------------
                                                        Total Industrial-Manufacturing                               522,679
---------------------------------------------------------------------------------------------------------------------------------------

Industrial-Services (2.9%)
      100,000    Comcast Cable Communications, Inc.                                    8.375        5/1/2007         103,967
      100,000    Safeway, Inc.                                                         7.250        9/15/2004         99,530
      100,000    Sears, Roebuck & Company                                              6.250        1/15/2004         97,105
      100,000    Viacom, Inc.                                                          7.700        7/30/2010        101,873
---------------------------------------------------------------------------------------------------------------------------------------
                                                        Total Industrial-Services                                    402,475
---------------------------------------------------------------------------------------------------------------------------------------

Industrial-Transportation (0.6%)
      100,000    Burlington Northern Santa Fe Corporation                              6.125        3/15/2009         90,973
---------------------------------------------------------------------------------------------------------------------------------------
                                                        Total Industrial-Transportation                               90,973
---------------------------------------------------------------------------------------------------------------------------------------

U.S. Government Agencies (43.7%)
      100,000    Federal Home Loan Bank                                                6.640        12/13/2016        96,915
      150,000    Federal Home Loan Bank                                                6.125        8/15/2003        148,770
      100,000    Federal Home Loan Mortgage Corporation                                6.800        3/19/2007        101,156
      150,000    Federal Home Loan Mortgage Corporation                                5.750        7/15/2003        147,439
      100,000    Federal Home Loan Mortgage Corporation                                5.125        10/15/2008        90,393
       88,997    Federal Home Loan Mortgage Corporation Gold 30 Yr. Pass Through       8.000        10/1/2029         90,232
      145,701    Federal Home Loan Mortgage Corporation Gold 30 Yr. Pass Through       7.500        4/1/2030         145,635
      146,214    Federal Home Loan Mortgage Corporation Gold 30 Yr. Pass Through       7.500        2/1/2030         146,148
      204,915    Federal Home Loan Mortgage Corporation Gold 30 Yr. Pass Through       6.500        6/1/2029         197,177
      237,373    Federal Home Loan Mortgage Corporation Gold 30 Yr. Pass Through       6.500        11/1/2025        229,460
      150,000    Federal National Mortgage Association                                 6.660        3/5/2007         150,132
      200,000    Federal National Mortgage Association                                 6.500        8/15/2004        199,781
      100,000    Federal National Mortgage Association                                 6.375        6/15/2009         97,826
      200,000    Federal National Mortgage Association                                 6.375        1/16/2002        199,649
      100,000    Federal National Mortgage Association                                 6.210        8/6/2038          92,563
       92,537    Federal National Mortgage Association 15 Yr. Pass Through             7.000        3/1/2015          92,155
      163,428    Federal National Mortgage Association 15 Yr. Pass Through             7.000        3/1/2009         163,840
      113,863    Federal National Mortgage Association 15 Yr. Pass Through             6.500        11/1/2014        111,650
       91,275    Federal National Mortgage Association 15 Yr. Pass Through             6.500        10/1/2013         89,724
      147,381    Federal National Mortgage Association 15 Yr. Pass Through             6.500        7/1/2013         145,140
      183,161    Federal National Mortgage Association 15 Yr. Pass Through             6.000        1/1/2014         176,525
       89,747    Federal National Mortgage Association 15 Yr. Pass Through             5.500        4/1/2014          84,783
       95,084    Federal National Mortgage Association 30 Yr. Pass Through             7.500        1/1/2030          95,001
      228,704    Federal National Mortgage Association 30 Yr. Pass Through             7.500        8/1/2023         229,826
      240,056    Federal National Mortgage Association 30 Yr. Pass Through             7.000        11/1/2029        235,502
     $175,770    Federal National Mortgage Association 30 Yr. Pass Through             7.000%       12/1/2025       $172,853
      111,798    Federal National Mortgage Association 30 Yr. Pass Through             6.500        8/1/2029         107,517
      565,777    Federal National Mortgage Association 30 Yr. Pass Through             6.500        3/1/2029         544,480
      325,117    Federal National Mortgage Association 30 Yr. Pass Through             6.000        7/1/2029         305,533
       83,803    Federal National Mortgage Association 30 Yr. Pass Through             6.000        3/1/2028          78,755
      146,081    Government National Mortgage Association 30 Yr. Pass Through          8.500        12/15/2029       149,952
      149,653    Government National Mortgage Association 30 Yr. Pass Through          8.000        7/15/2030        152,140
       99,106    Government National Mortgage Association 30 Yr. Pass Through          8.000        5/15/2030        100,752
       95,358    Government National Mortgage Association 30 Yr. Pass Through          8.000        12/15/2029        96,972
      192,685    Government National Mortgage Association 30 Yr. Pass Through          7.500        12/15/2029       193,494
       95,253    Government National Mortgage Association 30 Yr. Pass Through          7.500        10/15/2029        95,653
       95,618    Government National Mortgage Association 30 Yr. Pass Through          7.500        9/15/2029         96,019
      193,038    Government National Mortgage Association 30 Yr. Pass Through          7.000        7/15/2029        190,443
      191,138    Government National Mortgage Association 30 Yr. Pass Through          6.500        6/15/2029        184,590
---------------------------------------------------------------------------------------------------------------------------------------
                                                        Total U.S. Government Agencies                             6,026,575
---------------------------------------------------------------------------------------------------------------------------------------

U.S. Treasury Securities (23.8%)
      150,000    U.S. Treasury Bonds                                                  11.750        11/15/2014       209,391
      250,000    U.S. Treasury Bonds                                                   8.750        5/15/2017        321,200
      100,000    U.S. Treasury Bonds                                                   8.125        8/15/2021        124,924
      150,000    U.S. Treasury Bonds                                                   8.125        5/15/2021        187,145
      200,000    U.S. Treasury Bonds                                                   8.125        8/15/2019        247,063
      300,000    U.S. Treasury Bonds                                                   6.750        8/15/2026        330,188
      250,000    U.S. Treasury Bonds                                                   6.250        8/15/2023        257,885
      250,000    U.S. Treasury Notes                                                   7.500        5/15/2002        255,143
      250,000    U.S. Treasury Notes                                                   7.250        5/15/2004        260,656
      350,000    U.S. Treasury Notes                                                   6.250        8/31/2002        351,547
      200,000    U.S. Treasury Notes                                                   6.125        12/31/2001       199,710
      150,000    U.S. Treasury Notes                                                   5.625        12/31/2002       149,000
      150,000    U.S. Treasury Notes                                                   5.500        5/15/2009        146,636
      250,000    U.S. Treasury Notes                                                   5.500        5/31/2003        247,417
---------------------------------------------------------------------------------------------------------------------------------------
                                                        Total U.S. Treasury Securities                             3,287,905
---------------------------------------------------------------------------------------------------------------------------------------

Sovereign/Provincial (4.3%)
      150,000    Canadian Government                                                   6.375        11/30/2004       148,975
      100,000    Inter-American Development Bank                                       5.750        2/26/2008         95,093
      100,000    Korea Development Bank                                                7.250        5/15/2006         95,624
       50,000    Mexico Government International Bond                                  9.875        1/15/2007         51,825
      100,000    Quebec Province                                                       6.500        1/17/2006         98,189
      100,000    Tyco International Group SA                                           6.875        9/5/2002          99,712
---------------------------------------------------------------------------------------------------------------------------------------
                                                        Total Sovereign/Provincial                                   589,418
---------------------------------------------------------------------------------------------------------------------------------------

Utilities (3.5%)
      100,000    Arizona Public Service Company                                        7.625        8/1/2005         101,022
      100,000    AT&T Corporation                                                      6.000        3/15/2009         87,764
      100,000    MCI Communications Corporation                                        6.500        4/15/2010         92,448
     $100,000    Niagara Mohawk Power Corporation                                      7.750%       5/15/2006       $101,253
      100,000    Vodafone Group plc/2/                                                 7.625        2/15/2005        101,697
---------------------------------------------------------------------------------------------------------------------------------------
                                                        Total Utilities                                              484,184
---------------------------------------------------------------------------------------------------------------------------------------

                                                        Total Long-Term Fixed-Income Investments
                                                        (amortized cost basis $13,307,094)                        13,553,267
---------------------------------------------------------------------------------------------------------------------------------------

    Principal                                                                         Interest       Maturity       Market
      Amount      Short-Term Investments (1.1%)                                         Rate/1/        Date          Value
---------------------------------------------------------------------------------------------------------------------------------------

     $146,000    Countrywide Home Loans, Inc.                                          6.600        11/2/2000       $145,973
---------------------------------------------------------------------------------------------------------------------------------------
                                                        Total Short-Term Investments
                                                        (amortized cost basis $145,973)                              145,973
---------------------------------------------------------------------------------------------------------------------------------------

                                                        TOTAL INVESTMENTS (99.3%)
                                                        (amortized cost basis $13,453,067)                        13,699,240
---------------------------------------------------------------------------------------------------------------------------------------

                                                        Other Assets, Less Liabilities (0.7%)                        103,445

                                                        Net Assets (100.0%)                                      $13,802,685

/1/ The interest rate reflects the discount rate at the date of purchase.
/2/ 144A security

        The accompanying notes to the financial statements are an integral part of this schedule.

STATEMENT OF ASSETS AND LIABILITIES
AS OF OCTOBER 31, 2000

                                                               The AAL                    The AAL                The AAL
                                                               Mid Cap                  Large Company              Bond
                                                              Index Fund                 Index Fund             Index Fund
---------------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments at cost                                            $11,497,425             $29,274,363               $13,453,067
Investments at value                                            12,386,465               28,190,138               13,699,240

Cash                                                                   682                    2,042                      479
Dividends and interest receivable.                                   6,618                   19,106                  210,068
Prepaid expenses                                                    36,878                   42,354                   37,653
Receivable for investments sold                                      8,614                        -                   50,952
Receivable fund shares sold                                         45,093                        -                        -
Receivable from Investment Advisor                                  27,312                   19,923                   21,692
---------------------------------------------------------------------------------------------------------------------------------------
Total Assets                                                   $12,511,662              $28,273,563              $14,020,084
=======================================================================================================================================

Liabilities:
Payable for investments purchased                                 $155,550                        -                 $152,329
Income distributions payable                                             -                        -                    1,724
Payable for fund shares redeemed                                         -                        -                        -
Payable to affiliate                                                     -                        -                        -
Accrued expenses                                                    65,514                   69,016                   63,346
---------------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                 $221,064                  $69,016                 $217,399
=======================================================================================================================================

Net Assets:
Trust Capital (beneficial interest)                            $10,774,307              $29,241,287              $13,551,662
Accumulated undistributed net investment income (loss)              81,197                  183,788                    5,092
Accumulated undistributed net realized gain (loss) on
investments                                                        546,054                (136,303)                    (242)
Net unrealized appreciation/(depreciation) on investments          889,040              (1,084,225)                  246,173
---------------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                               $12,290,598              $28,204,547              $13,802,685
=======================================================================================================================================

Total Liabilities & Capital                                    $12,511,662              $28,273,563              $14,020,084
=======================================================================================================================================

Class I share capital                                          $12,290,598              $28,204,547              $13,802,685
Shares of beneficial interest outstanding (Class I)              1,043,678                2,863,037                1,354,989
Net asset value per share                                           $11.78                    $9.85                   $10.19

The accompanying notes to the financial statements are an integral part of this schedule.

Unaudited Financial Statements

STATEMENT OF OPERATIONS
AS OF OCTOBER 31, 2000

                                                                             The AAL               The AAL         The AAL
                                                                            Mid Cap             Large Company       Bond
                                                                           Index Fund            Index Fund      Index Fund
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Investment Income
Dividends                                                                     $55,835            $155,897                 $-
Taxable interest                                                                4,016               3,724            450,403
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Total Investment  Income                                                       59,851             159,621            450,403
=======================================================================================================================================

Expenses
Adviser fees                                                                  $13,233             $35,742            $16,123
Administrative service and pricing fees                                        19,268              19,769             19,462
Amortization of organizational costs                                           13,811              13,881             13,811
Audit and legal fees                                                           12,557              12,557             12,557
Custody fees                                                                   10,184              10,402              1,635
Printing and postage expense                                                      408                 402                398
SEC and state registration expense                                              3,046               3,036              3,045
Shareholder maintenance fees                                                       14                  19                 21
Transfer Agent fees                                                                34                  66                 49
Trustees fees and expenses                                                      1,750               1,750              1,750
Other expenses                                                                    116                 207                 47
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Total Expenses Before Reimbursement                                           $74,421             $97,831            $68,898
=======================================================================================================================================

Less Reimbursement from Advisor                                              (63,821)            (69,448)           (55,459)
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Total Net Expenses                                                            $10,600             $28,383            $13,439
=======================================================================================================================================

Net Investment Income                                                         $49,251            $131,238           $436,964
=======================================================================================================================================

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments                                   $303,984          $(137,148)            $12,370
Change in net unrealized appreciation/(depreciation) on investments           452,997           (283,709)            290,483
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Net Realized and Unrealized Gains (losses) on Investments                    $756,981          $(420,857)           $302,853
=======================================================================================================================================

Net Increase (Decrease) in Net Assets From Operations                        $806,232          $(289,619)           $739,817
=======================================================================================================================================

The accompanying notes to the financial statements are an integral part of this schedule.

Unaudited Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
AS OF OCTOBER 31, 2000

                                                  The AAL Mid                   The AAL Large              The AAL Bond
                                                 Cap Index Fund              Company Index Fund             Index Fund
                                            Year Ended   Period Ended     Year Ended  Period Ended    Year Ended  Period Ended
                                             4/30/2000    10/31/2000       4/30/2000   10/31/2000      4/30/2000   10/31/2000
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Operations
Net investment income (loss)                   $26,868      $49,251         $47,460     $131,238        $229,679     $436,964
Net realized gains (losses) on investments     242,070      303,984             845    (137,148)        (12,612)       12,370
Change in net unrealized appreciation/
(depreciation) on investments                  436,043      452,997       (800,516)    (283,709)        (44,310)      290,483
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Net Increase (Decrease) in Net Assets
Resulting from Operations                     $704,981     $806,232      $(752,211)   $(289,619)        $172,757     $739,817
=======================================================================================================================================

Distributions to Shareholders
From net investment income                  $        -   $        -    $          - $          -      $(229,679)   $(436,964)
From net realized gains                              -            -               -            -               -            -
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Total Distributions to Shareholders         $        -   $        -    $          - $          -      $(229,679)   $(436,964)
=======================================================================================================================================

Fund Share Transactions
Purchases of fund shares                    $8,174,365   $2,694,862     $28,377,341     $890,975     $10,886,334   $2,036,955
Income dividends reinvested                          -            -               -            -         225,252      432,280
Capital gains distributions reinvested               -            -               -            -               -            -
Redemption of trust shares                           -     (89,842)           (675)     (21,264)           (684)     (23,383)
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Net increase (Decrease) in Trust
Capital                                     $8,174,365   $2,605,020     $28,376,666     $869,711     $11,110,902   $2,445,852
=======================================================================================================================================

Net Increase (Decrease) in Net Assets       $8,879,346   $3,411,252     $27,624,455     $580,092     $11,053,980   $2,748,705
=======================================================================================================================================

Net Assets Beginning of Period         $             -   $8,879,346$               - $27,624,455$              -  $11,053,980
=======================================================================================================================================

Net Assets End of Period                    $8,879,346  $12,290,598     $27,624,455  $28,204,547     $11,053,980  $13,802,685
=======================================================================================================================================

Accumulated Undistributed Net
Investment Income                              $31,946      $81,197         $52,550     $183,788          $5,092       $5,092
=======================================================================================================================================

The accompanying notes to the financial statements are an integral part of this schedule.

Unaudited Financial Statements

NOTES TO FINANCIAL STATEMENTS
AS OF OCTOBER 31, 2000

(A) ORGANIZATION

The AAL Mutual Funds (the “Trust”) was organized as a Massachusetts Business Trust on March 31, 1987, and is registered as an open-end diversified management company under the Investment Company Act of 1940. The Trust commenced operations on July 16, 1987, and currently consists of The AAL Technology Stock Fund, The AAL Aggressive Growth Fund, The AAL Small Cap Stock Fund, The AAL Mid Cap Stock Fund, The AAL International Fund, The AAL Capital Growth Fund, The AAL Equity Income Fund, The AAL Balanced Fund, The AAL Small Cap Index Fund II, The AAL Mid Cap Index Fund, The AAL Mid Cap Index Fund II, The AAL Large Company Index, The AAL Large Company Index Fund II, The AAL High Yield Bond Fund, The AAL Municipal Bond Fund, The AAL Bond Fund, The AAL Bond Index Fund, The AAL Money Market Fund and U.S. Government Zero Coupon Target Funds 2001 and 2006. The 20 AAL Mutual Funds are collectively referred to as the “Funds”. The AAL Small Cap Stock, Mid Cap Stock, International, Capital Growth, Equity Income, Balanced, High Yield Bond, Municipal Bond, Bond, Money Market, Technology Stock, Aggressive Growth, Small Cap Index II, Mid Cap Index II, and Large Company Index II Funds are printed under a separate Semi-Annual Report. The AAL U.S. Government Zero Coupon Target Funds 2001 and 2006 are also printed under a separate Semi-Annual Report.

On December 31, 1999, The AAL Large Company Index, Mid Cap Index, and Bond Index Funds commenced operations. These funds are offered to institutional organizations only.

(B) SIGNIFICANT ACCOUNTING POLICIES

The Funds' principal accounting policies are:

Valuation-Securities traded on national securities exchanges abroad are valued at last reported sales prices. Each over-the-counter security for which the last sales price is available from NASDAQ is valued at that price. Interest bearing money market instruments are valued at a cost that approximates the market. Money market investments with a remaining maturity of 60 days are valued on an amortized cost basis. All other securities are valued at the latest bid quotation if such quotations are readily available. Otherwise, such securities are valued at a fair value as determined in good faith by or under supervision of the direction of Board of Trustees.

Federal Income Taxes -Each Fund intends to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly anticipate paying no Federal income taxes and no Federal income tax provision was required. Certain funds also utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

Income and Expenses- The Funds are charged for those expenses that are directly attributed to each portfolio, such as transfer agent, printing, postage, and shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Fund portfolios in proportion to their respective net assets, number of shareholder accounts or other reasonable basis.

Distributions to Shareholders - Net investment income is distributed to each shareholder as a dividend. Dividends to shareholders are recorded on the ex-dividend date. Dividends from The AAL Large Company Index Fund and The AAL Mid Cap Index Fund are declared and paid annually. Dividends from The AAL Bond Index Fund are accrued daily and distributed monthly. Dividends from net realized gains from securities transactions, if any, are distributed at least annually in the calendar year.

Credit Risk -The Funds may be susceptible to credit risk with respect to the extent the issuer defaults on its payment obligation. The Funds’ policy is to monitor the creditworthiness of the issuer and does not anticipate nonperformance on the instruments.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Other -For financial statement purposes, investment security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts on bonds purchased are amortized over the life of the respective bonds in The AAL Bond Index Fund. Realized gains or losses on sales are determined on a specific cost identification basis. The Funds have no right to require registration of unregistered securities. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to trust capital.

(C) INVESTMENT ADVISORY MANAGEMENT FEES AND TRANSACTIONS WITH RELATED PARTIES

The Trust has entered into an Investment Advisory Agreement with AAL Capital Management Corporation, (“The Adviser”), under which each of the Funds pay a fee for investment advisory services. Effective September 10, 2000, the annual rates of fees as a percent of average daily net assets under the investment advisory agreement were as follows:

                                          $0 to       Over
(M - Millions)                             $50M       $50M
--------------------------------------------------------------------------------
The AAL Large Company Index Fund          0.25%       0.175%
The AAL Mid Cap Index Fund                0.25%       0.200%
The AAL Bond Index Fund                   0.25%       0.175%

The Adviser voluntarily has reimbursed The AAL Large Company Index, Mid Cap Index, and Bond Index Funds for all expenses in excess of 0.20% of 1% of average daily net assets since inception, December 31, 1999. Voluntary reimbursement of expenses to the Funds may be modified or discounted at any time by the adviser.

The Trust has entered into an Administrative Services Agreement with Aid Association for Lutherans (AAL) pursuant to which AAL provides certain administrative services. AAL earned the following fees from the respective Funds for the period ended October 31, 2000: $17,500 for The AAL Large Company Index, Mid Cap Index, and the Bond Index Funds.

The Trust has also contracted with AAL Capital Management Corporation for certain shareholder maintenance services. These shareholder services include: pre-processing and quality control of new accounts, shareholder correspondence, account response and answering customer inquires regarding account status, option and facilitating shareholder telephone transactions. Fees and cost reimbursements charged to the Funds under terms of the contract approximated $3.75 per year per shareholder account.

There are no 12b-1 Distribution Fees on Class I shares.

Each Trustee of AAL who is not affiliated with the AAL or the Adviser receives an annual fee from AAL for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Trustee’s fees as if invested in any one of the Funds. The value of each Trustee’s deferred compensation account will increase or decrease as if it were invested in shares of the selected Funds.

Those Trustees not participating in the above plan received $18,750 in fees for the period ended October 31, 2000. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings.

AAL is the ultimate parent company for AAL Capital Management Corporation.

(D) SECURITY TRANSACTIONS

During the period ended October 31, 2000 purchases and sales of securities other than short-term obligations were as follows:

                                                     Purchases                                       Sales
                                          Period Ended       Period Ended              Period Ended       Period Ended
                                           4/30/2000          10/31/2000                4/30/2000          10/31/2000
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The AAL Large Company Index Fund         $28,543,434         $2,439,097                  $158,010           $1,604,874
The AAL Mid Cap Index Fund                 9,615,072          5,205,076                 1,622,386            2,519,342
The AAL Bond Index Fund                   15,260,426          4,707,773                 4,322,056            2,359,990

For the period ended October 31, 2000, The AAL Bond Index Fund purchased $2,012,938 and sold $2,157,367 in U.S. Government Obligations.

The gross unrealized appreciation and depreciation on investments at period ended April 30, 2000 and the period ended October 31, 2000 were as follows:

                                                       April 30, 2000                             October 31, 2000
                                                                     Net Unrealized                                 Net Unrealized
                                                                      Appreciation                                   Appreciation
                                     Appreciation   (Depreciation)   (Depreciation)   Appreciation  (Depreciation)  (Depreciation)
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The AAL Large Company Index Fund        $1,130,337    $(1,930,853)      $(800,516)      $3,092,204   $(4,176,429)    $(1,084,225)
The AAL Mid Cap Index Fund               1,154,978       (718,935)         436,043       2,033,336    (1,144,296)         889,040
The AAL Bond Index Fund                     50,463        (94,773)        (44,310)         258,444       (12,271)         246,173

(E) TRUST TRANSACTIONS

                 The AAL Mid Cap Index Fund
                                                                           Year Ended              Period Ended
                                                                            4/30/2000               10/31/2000
                                                                             Shares                   Shares
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                Shares purchased                                            814,985                  236,706
                Income dividends reinvested                                     -                        -
                Capital gains reinvested                                        -                        -
                Shares redeemed                                                 -                     (8,013)
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                Net increase (decrease) in trust shares                     814,985                  228,693

                The AAL Large Company Index Fund
                                                                          Year Ended             Period Ended
                                                                           4/30/2000               10/31/2000
                                                                              Shares                   Shares
---------------------------------------------------------------------------------------------------------------------------------------
                Shares purchased                                          2,775,378                   89,789
                Income dividends reinvested                                     -                        -
                Capital gains reinvested                                        -                        -
                Shares redeemed                                                 (67)                  (2,063)
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                Net increase (decrease) in trust shares                   2,775,311                   87,726

                The AAL Bond Index Fund
                                                                          Year Ended             Period Ended
                                                                           4/30/2000               10/31/2000
                                                                              Shares                   Shares
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                Shares purchased                                          1,088,560                  203,342
                Income dividends reinvested                                  22,623                   42,838
                Capital gains reinvested                                        -                        -
                Shares redeemed                                                 (68)                  (2,306)
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                Net increase (decrease) in trust shares                   1,111,115                  243,874

Unaudited Financial Statements

A NOTE ON FORWARD-LOOKING STATEMENTS

Except for the historical information contained in the foregoing reports on each of the Funds, the matters discussed in those reports may constitute forward-looking statements that are made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include discussion about each portfolio manager’s predictions, assessments, analyses and outlooks for relevant securities and investment markets, market sectors, industries and individual stocks or other investment securities. These statements involve risks and uncertainties. In addition to the general risks described for each Fund in its current prospectus, other factors bearing on these reports include the accuracy of each portfolio manager’s forecasts and predictions, the appropriateness of the investment strategies designed by the portfolio managers to capitalize on their forecasts and predictions should they prove true, and the ability of the portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of any Fund to differ materially from the projected results for the Fund, either on an overall basis or on a relative basis as compared to the benchmark index selected for the particular Fund.

FINANCIAL HIGHLIGHTS
PER SHARE INFORMATION

The AAL Mid Cap Index Fund

                                                                                               Period Ended       Year Ended
CLASS I SHARES                                                                                  10/31/2000       4/30/2000(c)
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Net asset value: Beginning of Period                                                              $10.90              $10.00

Income from Investment Operations
Net investment income                                                                               0.04               0.03
Net realized and unrealized gain on investments                                                     0.84               0.87
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Total from Investment Operations                                                                    0.88               0.90
=======================================================================================================================================

Less Distributions from:
Net investment income                                                                               -                   -
Net realized capital gains                                                                          -                   -
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Total Distributions                                                                                 -                   -
=======================================================================================================================================

Net increase (decrease) in net asset value                                                          0.88               0.90
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Net asset value: End of period                                                                    $11.78             $10.90
=======================================================================================================================================

Total return (b)                                                                                   8.07%               9.00%
Net assets, end of period (in millions)                                                            $12.3                $8.9
Ratio of expenses to average net assets (a)                                                        0.20%               0.20%
Ratio of net investment income to average net assets (a)                                           0.93%               1.02%
Portfolio turnover rate                                                                           24.33%              24.59%
=======================================================================================================================================

If the Fund had paid all of their expenses without the adviser's voluntary expense reimbursement, the ratios would have been as follows:
Ratio of expenses to average net assets (a)                                                        1.41%               1.27%
Ratio of net investment income (loss) to average net assets (a)                                  (0.28)%             (0.05)%

(a) Calculated on an annualized basis.
(b) Total return calculations assume reinvestment of all dividends and distributions but does not reflect any deduction for sales charge. Periods less than one year are not annualized.
(c) Since December 31, 1999.

Unaudited Financial Statements

The AAL Large Company Index Fund

                                                                                               Period Ended       Year Ended
CLASS I SHARES                                                                                  10/31/2000       4/30/2000(c)
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Net asset value: Beginning of Period                                                               $9.95              $10.00

Income from Investment Operations
Net investment income                                                                               0.05               0.02
Net realized and unrealized gain (loss) on investments                                            (0.15)              (0.07)
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Total from Investment Operations                                                                  (0.10)              (0.05)
=======================================================================================================================================

Less Distributions from:
Net investment income                                                                               -                   -
Net realized capital gains                                                                          -                   -
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Total Distributions                                                                                 -                   -
=======================================================================================================================================

Net increase (decrease) in net asset value                                                        (0.10)              (0.05)
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Net asset value: End of period                                                                     $9.85              $9.95
=======================================================================================================================================

Total return (b)                                                                                 (1.01)%             (0.50)%
Net assets, end of period (in millions)                                                            $28.2               $27.6
Ratio of expenses to average net assets (a)                                                        0.20%               0.20%
Ratio of net investment income (loss) to average net assets (a)                                    0.92%               1.21%
Portfolio turnover rate                                                                            5.30%               1.57%
=======================================================================================================================================

If the Fund had paid all of their expenses without the adviser's voluntary expense reimbursement, the ratios would have been as follows:
Ratio of expenses to average net assets (a)                                                        0.69%               0.93%
Ratio of net investment income (loss) to average net assets (a)                                    0.43%               0.49%

(a) Calculated on an annualized basis.
(b) Total return calculations assume reinvestment of all dividends and distributions but does not reflect any deduction for sales charge. Periods less than one year are not annualized.
(c) Since December 31, 1999.

Unaudited Financial Statements

The AAL Bond Index Fund

                                                                                               Period Ended        Year Ended
CLASS I SHARES                                                                                  10/31/2000        4/30/2000(c)
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Net asset value: Beginning of Period                                                               $9.95              $10.00

Income from Investment Operations
Net investment income                                                                               0.35               0.22
Net realized and unrealized gain (loss) on investments                                              0.24              (0.05)
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Total from Investment Operations                                                                    0.59               0.17
=======================================================================================================================================

Less Distributions from:
Net investment income                                                                             (0.35)              (0.22)
Net realized capital gains                                                                          -                   -
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Total Distributions                                                                               (0.35)              (0.22)
=======================================================================================================================================

Net increase (decrease) in net asset value                                                          0.24              (0.05)
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Net asset value: End of period                                                                    $10.19              $9.95
=======================================================================================================================================

Total return (b)                                                                                   5.99%               1.72%
Net assets, end of period (in millions)                                                            $13.8               $11.1
Ratio of expenses to average net assets (a)                                                        0.20%               0.20%
Ratio of net investment income to average net assets (a)                                           6.77%               6.85%
Portfolio turnover rate                                                                           18.87%              52.37%
=======================================================================================================================================

If the Fund had paid all of their expenses without the adviser's voluntary expense reimbursement, the ratios would have been as follows:
Ratio of expenses to average net assets (a)                                                        1.06%               1.04%
Ratio of net investment income (loss) to average net assets (a)                                    5.92%               6.02%

(a) Calculated on an annualized basis.
(b) Total return calculations assume reinvestment of all dividends and distributions but does not reflect any deduction for sales charge. Periods less than one year are not annualized.
(c) Since December 31, 1999.

Unaudited Financial Statements

                             Board  John O. Gilbert-Chairman of the Board
                                Of  F. Gregory Campbell
                          Trustees  Woodrow E. Eno
                                    Richard L. Gady
                                    John H. Pender
                                    Edward W. Smeds
                                    Lawrence M. Woods

                          Officers  Robert G. Same-President
                                    James H. Abitz-Vice-President
                                    Woodrow E. Eno-Vice-President
                                    Charles D. Gariboldi-Treasurer
                                    Frederick D. Kelsven-Secretary
                                    Todd J. Kelly-Assistant Treasurer
                                    Joseph R. Mauel-Assistant Treasurer
                                    Steven J. Fredricks-Assistant Secretary

                        Investment  AAL Capital Management Corporation
                         Adviser &  222 West College Avenue
                       Distributor  Appleton, WI  54919-0007

                         Custodian  Citibank, N.A.
                                    111 Wall Street
                                    New York, NY  10043

                  Transfer Agent &  Firstar Mutual Fund Services, LLC
                  Disbursing Agent  615 East Michigan Street
                                    P.O. Box 2981
                                    Milwaukee, WI  53201-2981

                             Legal  Quarles & Brady LLP
                           Counsel  411 East Wisconsin Avenue
                                    Milwaukee, WI  53202

                       Independent  PricewaterhouseCoopers LLP
                        Accountant  Suite 1500
                                    100 East Wisconsin Avenue
                                    Milwaukee, WI  53202

This report is submitted for the information of shareholders of The AAL Mutual Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by the current prospectus for The AAL Mutual Funds which contains more complete information about the Funds, including investment policies, charges and expenses.

[CMC LOGO]
222 W. College Ave., Appleton, WI 54919-0007
www.aal.org        e-mail: aalcmc@aal.org        (800)553-6319
Member NASD

C-50825ISA 12-00